Shareholder Report, Line Graph (Details) 74200171800_George Putnam Balanced Fund_Class A_TSR Annual {Class A} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 21,864	$ 19,738	$ 16,733	$ 15,543	$ 16,870	$ 13,961	$ 12,461	$ 11,447	$ 10,475	$ 9,425	$ 25,147
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,551	28,138	23,240	20,631	22,268	16,052	14,470	13,517	11,614	10,000	$ 38,932
George Putnam Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											George Putnam Blended Index
Accumulated Value	22,665	20,327	17,645	16,557	17,607	14,611	12,941	11,942	10,922	10,000	$ 25,547
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,130	$ 10,766	$ 10,243	$ 10,600	$ 11,664	$ 11,746	$ 10,666	$ 9,869	$ 9,949	$ 10,000	$ 11,431